UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	6/30

Date of reporting period:	6/30/25

Item 1. Reports to Stockholders.

(a)       Tailored Shareholder Report
Ladenburg Aggressive Growth Fund

Class A (LAWAX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.00%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes with strategic overweight positions to Large-Cap stocks and alternatives. Occasional bouts of significant volatility, particularly in US equities, limited performance relative to highly concentrated domestic indices.

Although minor, small allocations to long-duration Treasurys hindered performance, as lower-quality and short-duration bonds outperformed, which somewhat limited overall Fund performance relative to all-equity portfolios. Exiting long-duration Treasurys in early 2025 supported Fund performance through the first half of this year.

The equity portion of the portfolio performed well through the end of 2024. Continued Large-Cap Growth dominance, augmented by solid small-cap performance, rallied strongly into the new year. Although by early 2025, a renewed focus on international equities, swirling questions around the federal debt and budget deficit, and concerns over impending tariffs and potentially resurgent inflation dragged on this domestically focused portfolio, with small caps inversely leading the way down. Several of those trends reversed in the second half of Q2, as tariff fears abated to some degree. After the trade policy-driven pull-back, Mega-Cap Tech resumed leadership while Large-Cap Value served as a consistently positive ballast for the Fund, driving total return recovery. However, larger allocations to small caps and a lack of international exposure have limited performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Aggressive Growth Fund
Ladenburg Aggressive Growth Fund - with load
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$39,038
$23,400
$22,222
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ladenburg Aggressive Growth Fund	Ladenburg Aggressive Growth Fund - with load	S&P 500® Index
Aug-2015	$10,000	$9,497	$10,000
Jun-2016	$10,140	$9,630	$11,297
Jun-2017	$11,900	$11,301	$13,319
Jun-2018	$13,051	$12,395	$15,233
Jun-2019	$13,647	$12,960	$16,820
Jun-2020	$14,128	$13,417	$18,082
Jun-2021	$19,306	$18,335	$25,459
Jun-2022	$15,994	$15,189	$22,756
Jun-2023	$18,412	$17,485	$27,215
Jun-2024	$21,176	$20,110	$33,898
Jun-2025	$23,400	$22,222	$39,038

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Aggressive Growth Fund
Without Load	10.50%	10.62%	9.01%
With Load	4.99%	9.50%	8.44%
S&P 500® Index	15.16%	16.64%	14.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$58,116,228
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$251,853
Portfolio Turnover	45%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	95.5%
Money Market Funds	4.5%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Fixed Income	3.9%
Money Market Funds	4.5%
Equity	91.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.8%
Schwab U.S. Large-Cap Growth ETF	23.8%
WisdomTree U.S. Value Fund	10.3%
iShares Russell Mid-Cap Growth ETF	8.8%
JPMorgan Hedged Equity Laddered Overlay ETF	7.9%
Avantis U.S. Small Cap Value ETF	7.4%
Invesco S&P SmallCap Momentum ETF	6.8%
First American Government Obligations Fund, Class X	4.5%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	1.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Ladenburg Aggressive Growth Fund - Class A (LAWAX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-LAWAX

Ladenburg Aggressive Growth Fund

Class C (LAWCX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.75%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes with strategic overweight positions to Large-Cap stocks and alternatives. Occasional bouts of significant volatility, particularly in US equities, limited performance relative to highly concentrated domestic indices.

Although minor, small allocations to long-duration Treasurys hindered performance, as lower-quality and short-duration bonds outperformed, which somewhat limited overall Fund performance relative to all-equity portfolios. Exiting long-duration Treasurys in early 2025 supported Fund performance through the first half of this year.

The equity portion of the portfolio performed well through the end of 2024. Continued Large-Cap Growth dominance, augmented by solid small-cap performance, rallied strongly into the new year. Although by early 2025, a renewed focus on international equities, swirling questions around the federal debt and budget deficit, and concerns over impending tariffs and potentially resurgent inflation dragged on this domestically focused portfolio, with small caps inversely leading the way down. Several of those trends reversed in the second half of Q2, as tariff fears abated to some degree. After the trade policy-driven pull-back, Mega-Cap Tech resumed leadership while Large-Cap Value served as a consistently positive ballast for the Fund, driving total return recovery. However, larger allocations to small caps and a lack of international exposure have limited performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Aggressive Growth Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$39,038
$21,521
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ladenburg Aggressive Growth Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,080	$11,297
Jun-2017	$11,610	$13,319
Jun-2018	$12,643	$15,233
Jun-2019	$13,123	$16,820
Jun-2020	$13,483	$18,082
Jun-2021	$18,288	$25,459
Jun-2022	$15,039	$22,756
Jun-2023	$17,186	$27,215
Jun-2024	$19,617	$33,898
Jun-2025	$21,521	$39,038

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Aggressive Growth Fund	9.71%	9.80%	8.09%
S&P 500® Index	15.16%	16.64%	14.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$58,116,228
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$251,853
Portfolio Turnover	45%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	95.5%
Money Market Funds	4.5%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Fixed Income	3.9%
Money Market Funds	4.5%
Equity	91.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.8%
Schwab U.S. Large-Cap Growth ETF	23.8%
WisdomTree U.S. Value Fund	10.3%
iShares Russell Mid-Cap Growth ETF	8.8%
JPMorgan Hedged Equity Laddered Overlay ETF	7.9%
Avantis U.S. Small Cap Value ETF	7.4%
Invesco S&P SmallCap Momentum ETF	6.8%
First American Government Obligations Fund, Class X	4.5%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	1.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Ladenburg Aggressive Growth Fund - Class C (LAWCX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-LAWCX

Ladenburg Aggressive Growth Fund

Class I (LAGIX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.85%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes with strategic overweight positions to Large-Cap stocks and alternatives. Occasional bouts of significant volatility, particularly in US equities, limited performance relative to highly concentrated domestic indices.

Although minor, small allocations to long-duration Treasurys hindered performance, as lower-quality and short-duration bonds outperformed, which somewhat limited overall Fund performance relative to all-equity portfolios. Exiting long-duration Treasurys in early 2025 supported Fund performance through the first half of this year.

The equity portion of the portfolio performed well through the end of 2024. Continued Large-Cap Growth dominance, augmented by solid small-cap performance, rallied strongly into the new year. Although by early 2025, a renewed focus on international equities, swirling questions around the federal debt and budget deficit, and concerns over impending tariffs and potentially resurgent inflation dragged on this domestically focused portfolio, with small caps inversely leading the way down. Several of those trends reversed in the second half of Q2, as tariff fears abated to some degree. After the trade policy-driven pull-back, Mega-Cap Tech resumed leadership while Large-Cap Value served as a consistently positive ballast for the Fund, driving total return recovery. However, larger allocations to small caps and a lack of international exposure have limited performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Aggressive Growth Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$39,038
$23,410
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ladenburg Aggressive Growth Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,110	$11,297
Jun-2017	$11,730	$13,319
Jun-2018	$12,900	$15,233
Jun-2019	$13,528	$16,820
Jun-2020	$14,032	$18,082
Jun-2021	$19,195	$25,459
Jun-2022	$15,929	$22,756
Jun-2023	$18,365	$27,215
Jun-2024	$21,152	$33,898
Jun-2025	$23,410	$39,038

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Aggressive Growth Fund	10.67%	10.78%	9.02%
S&P 500® Index	15.16%	16.64%	14.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$58,116,228
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$251,853
Portfolio Turnover	45%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	95.5%
Money Market Funds	4.5%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Fixed Income	3.9%
Money Market Funds	4.5%
Equity	91.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.8%
Schwab U.S. Large-Cap Growth ETF	23.8%
WisdomTree U.S. Value Fund	10.3%
iShares Russell Mid-Cap Growth ETF	8.8%
JPMorgan Hedged Equity Laddered Overlay ETF	7.9%
Avantis U.S. Small Cap Value ETF	7.4%
Invesco S&P SmallCap Momentum ETF	6.8%
First American Government Obligations Fund, Class X	4.5%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	1.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Ladenburg Aggressive Growth Fund - Class I (LAGIX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-LAGIX

Ladenburg Growth & Income Fund

Class A (LOWAX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.00%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes and a strategic overweight position to alternatives, complemented by a distinct core+ allocation across high-quality fixed income securities, ultimately achieving its objective of providing a robust and diversified portfolio spanning the major asset classes. Despite occasional bouts of significant volatility, diversification across stocks, bonds, and alternatives continued to work in investors’ favor, with broadly diversified portfolios charting a smoother ride than concentrated exposures.

While the majority of fixed income assets benefited from a declining Federal Fund Rate, which dropped a full percent from its peak between September and December of last year, lower-quality and short-duration bonds outperformed, which limited overall Fund performance on a relative basis. Exchanging long-duration Treasurys for larger residential mortgage-backed securities (RMBS) positions in early 2025 supported Fund performance through the first half of this year.

The equity portion of the portfolio performed well through the end of 2024. Continued Large-Cap Growth dominance, augmented by solid small-cap performance, rallied strongly into the new year. Although by early 2025, a renewed focus on international equities, swirling questions around the federal debt and budget deficit, and concerns over impending tariffs and potentially resurgent inflation dragged on this domestically focused portfolio, with small caps inversely leading the way down. Several of those trends reversed in the second half of Q2, as tariff fears abated to some degree. After the trade policy-driven pull-back, Mega-Cap Tech resumed leadership while Large-Cap Value served as a consistently positive ballast for the Fund, driving total return recovery.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Growth & Income Fund
Ladenburg Growth & Income Fund - with load
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$39,038
$18,266
$17,347
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ladenburg Growth & Income Fund	Ladenburg Growth & Income Fund - with load	S&P 500® Index
Aug-2015	$10,000	$9,497	$10,000
Jun-2016	$10,050	$9,544	$11,297
Jun-2017	$11,129	$10,569	$13,319
Jun-2018	$11,841	$11,245	$15,233
Jun-2019	$12,405	$11,781	$16,820
Jun-2020	$12,730	$12,090	$18,082
Jun-2021	$15,757	$14,964	$25,459
Jun-2022	$13,558	$12,876	$22,756
Jun-2023	$15,034	$14,277	$27,215
Jun-2024	$16,735	$15,893	$33,898
Jun-2025	$18,266	$17,347	$39,038

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Growth & Income Fund
Without Load	9.15%	7.49%	6.31%
With Load	3.68%	6.39%	5.75%
S&P 500® Index	15.16%	16.64%	14.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$169,622,834
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$837,639
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.7%
Fixed Income	29.9%
Equity	68.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.1%
Schwab U.S. Large-Cap Growth ETF	18.1%
PIMCO Active Bond ETF	10.0%
JPMorgan Hedged Equity Laddered Overlay ETF	10.0%
Vanguard Intermediate-Term Bond ETF	7.1%
Invesco Total Return Bond ETF	6.9%
SPDR Doubleline Total Return Tactical ETF	5.9%
Avantis U.S. Small Cap Value ETF	5.6%
Invesco S&P SmallCap Momentum ETF	4.9%
WisdomTree U.S. Value Fund	4.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Ladenburg Growth & Income Fund - Class A (LOWAX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-LOWAX

Ladenburg Growth & Income Fund

Class C (LOWCX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.75%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes and a strategic overweight position to alternatives, complemented by a distinct core+ allocation across high-quality fixed income securities, ultimately achieving its objective of providing a robust and diversified portfolio spanning the major asset classes. Despite occasional bouts of significant volatility, diversification across stocks, bonds, and alternatives continued to work in investors’ favor, with broadly diversified portfolios charting a smoother ride than concentrated exposures.

While the majority of fixed income assets benefited from a declining Federal Fund Rate, which dropped a full percent from its peak between September and December of last year, lower-quality and short-duration bonds outperformed, which limited overall Fund performance on a relative basis. Exchanging long-duration Treasurys for larger residential mortgage-backed securities (RMBS) positions in early 2025 supported Fund performance through the first half of this year.

The equity portion of the portfolio performed well through the end of 2024. Continued Large-Cap Growth dominance, augmented by solid small-cap performance, rallied strongly into the new year. Although by early 2025, a renewed focus on international equities, swirling questions around the federal debt and budget deficit, and concerns over impending tariffs and potentially resurgent inflation dragged on this domestically focused portfolio, with small caps inversely leading the way down. Several of those trends reversed in the second half of Q2, as tariff fears abated to some degree. After the trade policy-driven pull-back, Mega-Cap Tech resumed leadership while Large-Cap Value served as a consistently positive ballast for the Fund, driving total return recovery.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Growth & Income Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$39,038
$16,970
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ladenburg Growth & Income Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$9,990	$11,297
Jun-2017	$10,991	$13,319
Jun-2018	$11,603	$15,233
Jun-2019	$12,059	$16,820
Jun-2020	$12,289	$18,082
Jun-2021	$15,086	$25,459
Jun-2022	$12,884	$22,756
Jun-2023	$14,173	$27,215
Jun-2024	$15,660	$33,898
Jun-2025	$16,970	$39,038

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Growth & Income Fund	8.37%	6.67%	5.51%
S&P 500® Index	15.16%	16.64%	14.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$169,622,834
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$837,639
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.7%
Fixed Income	29.9%
Equity	68.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.1%
Schwab U.S. Large-Cap Growth ETF	18.1%
PIMCO Active Bond ETF	10.0%
JPMorgan Hedged Equity Laddered Overlay ETF	10.0%
Vanguard Intermediate-Term Bond ETF	7.1%
Invesco Total Return Bond ETF	6.9%
SPDR Doubleline Total Return Tactical ETF	5.9%
Avantis U.S. Small Cap Value ETF	5.6%
Invesco S&P SmallCap Momentum ETF	4.9%
WisdomTree U.S. Value Fund	4.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Ladenburg Growth & Income Fund - Class C (LOWCX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-LOWCX

Ladenburg Growth & Income Fund

Class I (LOWIX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.79%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes and a strategic overweight position to alternatives, complemented by a distinct core+ allocation across high-quality fixed income securities, ultimately achieving its objective of providing a robust and diversified portfolio spanning the major asset classes. Despite occasional bouts of significant volatility, diversification across stocks, bonds, and alternatives continued to work in investors’ favor, with broadly diversified portfolios charting a smoother ride than concentrated exposures.

While the majority of fixed income assets benefited from a declining Federal Fund Rate, which dropped a full percent from its peak between September and December of last year, lower-quality and short-duration bonds outperformed, which limited overall Fund performance on a relative basis. Exchanging long-duration Treasurys for larger residential mortgage-backed securities (RMBS) positions in early 2025 supported Fund performance through the first half of this year.

The equity portion of the portfolio performed well through the end of 2024. Continued Large-Cap Growth dominance, augmented by solid small-cap performance, rallied strongly into the new year. Although by early 2025, a renewed focus on international equities, swirling questions around the federal debt and budget deficit, and concerns over impending tariffs and potentially resurgent inflation dragged on this domestically focused portfolio, with small caps inversely leading the way down. Several of those trends reversed in the second half of Q2, as tariff fears abated to some degree. After the trade policy-driven pull-back, Mega-Cap Tech resumed leadership while Large-Cap Value served as a consistently positive ballast for the Fund, driving total return recovery.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Growth & Income Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$39,038
$18,620
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ladenburg Growth & Income Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,050	$11,297
Jun-2017	$11,128	$13,319
Jun-2018	$11,865	$15,233
Jun-2019	$12,464	$16,820
Jun-2020	$12,823	$18,082
Jun-2021	$15,907	$25,459
Jun-2022	$13,721	$22,756
Jun-2023	$15,250	$27,215
Jun-2024	$17,017	$33,898
Jun-2025	$18,620	$39,038

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Growth & Income Fund	9.42%	7.74%	6.51%
S&P 500® Index	15.16%	16.64%	14.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$169,622,834
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$837,639
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.7%
Fixed Income	29.9%
Equity	68.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.1%
Schwab U.S. Large-Cap Growth ETF	18.1%
PIMCO Active Bond ETF	10.0%
JPMorgan Hedged Equity Laddered Overlay ETF	10.0%
Vanguard Intermediate-Term Bond ETF	7.1%
Invesco Total Return Bond ETF	6.9%
SPDR Doubleline Total Return Tactical ETF	5.9%
Avantis U.S. Small Cap Value ETF	5.6%
Invesco S&P SmallCap Momentum ETF	4.9%
WisdomTree U.S. Value Fund	4.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Ladenburg Growth & Income Fund - Class I (LOWIX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-LOWIX

Ladenburg Growth Fund

Class A (LGWAX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.00%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes and a strategic overweight position to alternatives, complemented by a smaller core+ allocation across high-quality fixed income securities, ultimately achieving its objective of providing diversified, growth-oriented exposure. Despite occasional bouts of significant volatility, diversification across stocks, bonds, and alternatives continued to work in investors’ favor, with broadly diversified portfolios charting a smoother ride than concentrated exposures.

While the majority of fixed income assets benefited from a declining Federal Fund Rate, which dropped a full percent from its peak between September and December of last year, lower-quality and short-duration bonds outperformed, which limited overall Fund performance on a relative basis. Exchanging long-duration Treasurys for larger residential mortgage-backed securities (RMBS) positions in early 2025 supported Fund performance through the first half of this year.

The equity portion of the portfolio performed well through the end of 2024. Continued Large-Cap Growth dominance, augmented by solid small-cap performance, rallied strongly into the new year. Although by early 2025, a renewed focus on international equities, swirling questions around the federal debt and budget deficit, and concerns over impending tariffs and potentially resurgent inflation dragged on this domestically focused portfolio, with small caps inversely leading the way down. Several of those trends reversed in the second half of Q2, as tariff fears abated to some degree. After the trade policy-driven pull-back, Mega-Cap Tech resumed leadership while Large-Cap Value served as a consistently positive ballast for the Fund, driving total return recovery. However, larger allocations to small caps and a lack of international exposure have limited performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Growth Fund
Ladenburg Growth Fund - with load
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$39,038
$21,115
$20,052
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ladenburg Growth Fund	Ladenburg Growth Fund - with load	S&P 500® Index
Aug-2015	$10,000	$9,497	$10,000
Jun-2016	$10,000	$9,497	$11,297
Jun-2017	$11,341	$10,771	$13,319
Jun-2018	$12,282	$11,664	$15,233
Jun-2019	$12,861	$12,214	$16,820
Jun-2020	$13,206	$12,542	$18,082
Jun-2021	$17,393	$16,518	$25,459
Jun-2022	$14,637	$13,900	$22,756
Jun-2023	$16,698	$15,858	$27,215
Jun-2024	$19,078	$18,118	$33,898
Jun-2025	$21,115	$20,052	$39,038

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Growth Fund
Without Load	10.67%	9.84%	7.88%
With Load	5.15%	8.71%	7.32%
S&P 500® Index	15.16%	16.64%	14.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$122,698,165
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$605,879
Portfolio Turnover	46%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	1.7%
Fixed Income	12.6%
Equity	86.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.3%
Schwab U.S. Large-Cap Growth ETF	23.5%
JPMorgan Hedged Equity Laddered Overlay ETF	9.8%
WisdomTree U.S. Value Fund	8.8%
Avantis U.S. Small Cap Value ETF	6.7%
iShares Russell Mid-Cap Growth ETF	6.1%
Invesco S&P SmallCap Momentum ETF	4.9%
Invesco Total Return Bond ETF	4.8%
PIMCO Active Bond ETF	3.9%
Vanguard Intermediate-Term Bond ETF	3.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Ladenburg Growth Fund - Class A (LGWAX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-LGWAX

Ladenburg Growth Fund

Class C (LGWCX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.75%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes and a strategic overweight position to alternatives, complemented by a smaller core+ allocation across high-quality fixed income securities, ultimately achieving its objective of providing diversified, growth-oriented exposure. Despite occasional bouts of significant volatility, diversification across stocks, bonds, and alternatives continued to work in investors’ favor, with broadly diversified portfolios charting a smoother ride than concentrated exposures.

While the majority of fixed income assets benefited from a declining Federal Fund Rate, which dropped a full percent from its peak between September and December of last year, lower-quality and short-duration bonds outperformed, which limited overall Fund performance on a relative basis. Exchanging long-duration Treasurys for larger residential mortgage-backed securities (RMBS) positions in early 2025 supported Fund performance through the first half of this year.

The equity portion of the portfolio performed well through the end of 2024. Continued Large-Cap Growth dominance, augmented by solid small-cap performance, rallied strongly into the new year. Although by early 2025, a renewed focus on international equities, swirling questions around the federal debt and budget deficit, and concerns over impending tariffs and potentially resurgent inflation dragged on this domestically focused portfolio, with small caps inversely leading the way down. Several of those trends reversed in the second half of Q2, as tariff fears abated to some degree. After the trade policy-driven pull-back, Mega-Cap Tech resumed leadership while Large-Cap Value served as a consistently positive ballast for the Fund, driving total return recovery. However, larger allocations to small caps and a lack of international exposure have limited performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Growth Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$39,038
$19,628
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ladenburg Growth Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$9,940	$11,297
Jun-2017	$11,190	$13,319
Jun-2018	$12,035	$15,233
Jun-2019	$12,506	$16,820
Jun-2020	$12,743	$18,082
Jun-2021	$16,655	$25,459
Jun-2022	$13,917	$22,756
Jun-2023	$15,757	$27,215
Jun-2024	$17,866	$33,898
Jun-2025	$19,628	$39,038

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Growth Fund	9.86%	9.02%	7.08%
S&P 500® Index	15.16%	16.64%	14.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$122,698,165
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$605,879
Portfolio Turnover	46%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	1.7%
Fixed Income	12.6%
Equity	86.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.3%
Schwab U.S. Large-Cap Growth ETF	23.5%
JPMorgan Hedged Equity Laddered Overlay ETF	9.8%
WisdomTree U.S. Value Fund	8.8%
Avantis U.S. Small Cap Value ETF	6.7%
iShares Russell Mid-Cap Growth ETF	6.1%
Invesco S&P SmallCap Momentum ETF	4.9%
Invesco Total Return Bond ETF	4.8%
PIMCO Active Bond ETF	3.9%
Vanguard Intermediate-Term Bond ETF	3.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Ladenburg Growth Fund - Class C (LGWCX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-LGWCX

Ladenburg Growth Fund

Class I (LGWIX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.81%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes and a strategic overweight position to alternatives, complemented by a smaller core+ allocation across high-quality fixed income securities, ultimately achieving its objective of providing diversified, growth-oriented exposure. Despite occasional bouts of significant volatility, diversification across stocks, bonds, and alternatives continued to work in investors’ favor, with broadly diversified portfolios charting a smoother ride than concentrated exposures.

While the majority of fixed income assets benefited from a declining Federal Fund Rate, which dropped a full percent from its peak between September and December of last year, lower-quality and short-duration bonds outperformed, which limited overall Fund performance on a relative basis. Exchanging long-duration Treasurys for larger residential mortgage-backed securities (RMBS) positions in early 2025 supported Fund performance through the first half of this year.

The equity portion of the portfolio performed well through the end of 2024. Continued Large-Cap Growth dominance, augmented by solid small-cap performance, rallied strongly into the new year. Although by early 2025, a renewed focus on international equities, swirling questions around the federal debt and budget deficit, and concerns over impending tariffs and potentially resurgent inflation dragged on this domestically focused portfolio, with small caps inversely leading the way down. Several of those trends reversed in the second half of Q2, as tariff fears abated to some degree. After the trade policy-driven pull-back, Mega-Cap Tech resumed leadership while Large-Cap Value served as a consistently positive ballast for the Fund, driving total return recovery. However, larger allocations to small caps and a lack of international exposure have limited performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Growth Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$39,038
$21,455
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ladenburg Growth Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,000	$11,297
Jun-2017	$11,328	$13,319
Jun-2018	$12,314	$15,233
Jun-2019	$12,928	$16,820
Jun-2020	$13,294	$18,082
Jun-2021	$17,532	$25,459
Jun-2022	$14,790	$22,756
Jun-2023	$16,900	$27,215
Jun-2024	$19,351	$33,898
Jun-2025	$21,455	$39,038

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Growth Fund	10.88%	10.05%	8.06%
S&P 500® Index	15.16%	16.64%	14.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$122,698,165
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$605,879
Portfolio Turnover	46%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	1.7%
Fixed Income	12.6%
Equity	86.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.3%
Schwab U.S. Large-Cap Growth ETF	23.5%
JPMorgan Hedged Equity Laddered Overlay ETF	9.8%
WisdomTree U.S. Value Fund	8.8%
Avantis U.S. Small Cap Value ETF	6.7%
iShares Russell Mid-Cap Growth ETF	6.1%
Invesco S&P SmallCap Momentum ETF	4.9%
Invesco Total Return Bond ETF	4.8%
PIMCO Active Bond ETF	3.9%
Vanguard Intermediate-Term Bond ETF	3.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Ladenburg Growth Fund - Class I (LGWIX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-LGWIX

Ladenburg Income & Growth Fund

Class A (LNOAX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.00%

How did the Fund perform during the reporting period?

The Fund maintained a strategic overweight position to high-quality fixed income securities, augmented by equity and alternative allocations, ultimately achieving its objective of providing a fairly conservative, diversified allocation across the major asset classes. Large-Cap Growth and Value stocks played a secondary role, but added substantially to the Fund’s returns over the past twelve months.

While the majority of fixed income assets benefited from a declining Federal Fund Rate, which dropped a full percent from its peak between September and December of last year, lower-quality and short-duration bonds outperformed, which limited overall Fund performance on a relative basis. Exchanging long-duration Treasurys for larger residential mortgage-backed securities (RMBS) positions in early 2025 supported Fund performance through the first half of the year.

The equity portion of the portfolio performed well through the end of 2024, led by strong small-cap outperformance. Although by early 2025, a renewed focus on international equities, swirling questions around the federal debt and budget deficit, and concerns over impending tariffs and potentially resurgent inflation dragged on this domestically focused portfolio, with small caps inversely leading the way down. Several of those trends reversed in the second half of Q2, as tariff fears abated to some degree; the Fund was able to recover meaningful ground and is set up to succeed through the back half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Income & Growth Fund
Ladenburg Income & Growth Fund - with load
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$39,038
$15,583
$14,799
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ladenburg Income & Growth Fund	Ladenburg Income & Growth Fund - with load	S&P 500® Index
Aug-2015	$10,000	$9,497	$10,000
Jun-2016	$10,050	$9,544	$11,297
Jun-2017	$10,826	$10,281	$13,319
Jun-2018	$11,225	$10,660	$15,233
Jun-2019	$11,809	$11,215	$16,820
Jun-2020	$12,058	$11,451	$18,082
Jun-2021	$14,012	$13,307	$25,459
Jun-2022	$12,271	$11,653	$22,756
Jun-2023	$13,218	$12,552	$27,215
Jun-2024	$14,346	$13,624	$33,898
Jun-2025	$15,583	$14,799	$39,038

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Income & Growth Fund
Without Load	8.63%	5.26%	4.61%
With Load	3.23%	4.19%	4.06%
S&P 500® Index	15.16%	16.64%	14.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$59,937,108
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$270,873
Portfolio Turnover	33%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.3%
Money Market Funds	2.7%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.7%
Equity	48.0%
Fixed Income	49.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.6%
Schwab U.S. Large-Cap Value ETF	14.9%
Schwab U.S. Large-Cap Growth ETF	11.9%
Vanguard Intermediate-Term Bond ETF	11.0%
Invesco Total Return Bond ETF	10.8%
SPDR Doubleline Total Return Tactical ETF	9.9%
JPMorgan Hedged Equity Laddered Overlay ETF	8.8%
WisdomTree U.S. Value Fund	3.8%
Avantis U.S. Small Cap Value ETF	3.7%
iShares Russell Mid-Cap Growth ETF	2.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Ladenburg Income & Growth Fund - Class A (LNOAX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-LNOAX

Ladenburg Income & Growth Fund

Class C (LNOCX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.75%

How did the Fund perform during the reporting period?

The Fund maintained a strategic overweight position to high-quality fixed income securities, augmented by equity and alternative allocations, ultimately achieving its objective of providing a fairly conservative, diversified allocation across the major asset classes. Large-Cap Growth and Value stocks played a secondary role, but added substantially to the Fund’s returns over the past twelve months.

While the majority of fixed income assets benefited from a declining Federal Fund Rate, which dropped a full percent from its peak between September and December of last year, lower-quality and short-duration bonds outperformed, which limited overall Fund performance on a relative basis. Exchanging long-duration Treasurys for larger residential mortgage-backed securities (RMBS) positions in early 2025 supported Fund performance through the first half of the year.

The equity portion of the portfolio performed well through the end of 2024, led by strong small-cap outperformance. Although by early 2025, a renewed focus on international equities, swirling questions around the federal debt and budget deficit, and concerns over impending tariffs and potentially resurgent inflation dragged on this domestically focused portfolio, with small caps inversely leading the way down. Several of those trends reversed in the second half of Q2, as tariff fears abated to some degree; the Fund was able to recover meaningful ground and is set up to succeed through the back half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Income & Growth Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$39,038
$14,502
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ladenburg Income & Growth Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,160	$11,297
Jun-2017	$10,756	$13,319
Jun-2018	$11,069	$15,233
Jun-2019	$11,545	$16,820
Jun-2020	$11,702	$18,082
Jun-2021	$13,503	$25,459
Jun-2022	$11,688	$22,756
Jun-2023	$12,496	$27,215
Jun-2024	$13,464	$33,898
Jun-2025	$14,502	$39,038

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Income & Growth Fund	7.71%	4.38%	3.84%
S&P 500® Index	15.16%	16.64%	14.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$59,937,108
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$270,873
Portfolio Turnover	33%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.3%
Money Market Funds	2.7%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.7%
Equity	48.0%
Fixed Income	49.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.6%
Schwab U.S. Large-Cap Value ETF	14.9%
Schwab U.S. Large-Cap Growth ETF	11.9%
Vanguard Intermediate-Term Bond ETF	11.0%
Invesco Total Return Bond ETF	10.8%
SPDR Doubleline Total Return Tactical ETF	9.9%
JPMorgan Hedged Equity Laddered Overlay ETF	8.8%
WisdomTree U.S. Value Fund	3.8%
Avantis U.S. Small Cap Value ETF	3.7%
iShares Russell Mid-Cap Growth ETF	2.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Ladenburg Income & Growth Fund - Class C (LNOCX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-LNOCX

Ladenburg Income & Growth Fund

Class I (LNOIX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.85%

How did the Fund perform during the reporting period?

The Fund maintained a strategic overweight position to high-quality fixed income securities, augmented by equity and alternative allocations, ultimately achieving its objective of providing a fairly conservative, diversified allocation across the major asset classes. Large-Cap Growth and Value stocks played a secondary role, but added substantially to the Fund’s returns over the past twelve months.

While the majority of fixed income assets benefited from a declining Federal Fund Rate, which dropped a full percent from its peak between September and December of last year, lower-quality and short-duration bonds outperformed, which limited overall Fund performance on a relative basis. Exchanging long-duration Treasurys for larger residential mortgage-backed securities (RMBS) positions in early 2025 supported Fund performance through the first half of the year.

The equity portion of the portfolio performed well through the end of 2024, led by strong small-cap outperformance. Although by early 2025, a renewed focus on international equities, swirling questions around the federal debt and budget deficit, and concerns over impending tariffs and potentially resurgent inflation dragged on this domestically focused portfolio, with small caps inversely leading the way down. Several of those trends reversed in the second half of Q2, as tariff fears abated to some degree; the Fund was able to recover meaningful ground and is set up to succeed through the back half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Income & Growth Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$39,038
$15,901
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ladenburg Income & Growth Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,120	$11,297
Jun-2017	$10,899	$13,319
Jun-2018	$11,332	$15,233
Jun-2019	$11,946	$16,820
Jun-2020	$12,219	$18,082
Jun-2021	$14,222	$25,459
Jun-2022	$12,478	$22,756
Jun-2023	$13,457	$27,215
Jun-2024	$14,628	$33,898
Jun-2025	$15,901	$39,038

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Income & Growth Fund	8.70%	5.41%	4.82%
S&P 500® Index	15.16%	16.64%	14.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$59,937,108
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$270,873
Portfolio Turnover	33%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.3%
Money Market Funds	2.7%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.7%
Equity	48.0%
Fixed Income	49.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.6%
Schwab U.S. Large-Cap Value ETF	14.9%
Schwab U.S. Large-Cap Growth ETF	11.9%
Vanguard Intermediate-Term Bond ETF	11.0%
Invesco Total Return Bond ETF	10.8%
SPDR Doubleline Total Return Tactical ETF	9.9%
JPMorgan Hedged Equity Laddered Overlay ETF	8.8%
WisdomTree U.S. Value Fund	3.8%
Avantis U.S. Small Cap Value ETF	3.7%
iShares Russell Mid-Cap Growth ETF	2.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Ladenburg Income & Growth Fund - Class I (LNOIX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-LNOIX

Ladenburg Income Fund

Class A (LNCAX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.00%

How did the Fund perform during the reporting period?

The Fund maintained its strategic focus on high-quality fixed income securities, complemented by alternatives and smaller equity allocations, ultimately achieving its objective of providing a conservative, diversified allocation across the major asset classes.

While the majority of fixed income assets benefited from a declining Federal Fund Rate, which dropped a full percent from its peak between September and December of last year, lower-quality and short-duration bonds outperformed, which limited overall Fund performance on a relative basis. Exchanging long-duration Treasurys for larger residential mortgage-backed securities (RMBS) positions in early 2025 supported Fund performance through the first half of the year.

The equity portion of the portfolio performed well through the end of 2024, led by strong small-cap outperformance. Although by early 2025, a renewed focus on international equities, swirling questions around the federal debt and budget deficit, and concerns over impending tariffs and potentially resurgent inflation dragged on this conservative, domestically focused portfolio. Several of those trends reversed in the second half of Q2, as tariff fears abated to some degree; the Fund was able to recover meaningful ground and is set up to succeed through the back half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Income Fund
Ladenburg Income Fund - with load
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$39,038
$13,422
$12,747
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ladenburg Income Fund	Ladenburg Income Fund - with load	S&P 500® Index
Aug-2015	$10,000	$9,497	$10,000
Jun-2016	$10,190	$9,677	$11,297
Jun-2017	$10,648	$10,112	$13,319
Jun-2018	$10,803	$10,260	$15,233
Jun-2019	$11,377	$10,805	$16,820
Jun-2020	$11,683	$11,095	$18,082
Jun-2021	$12,645	$12,009	$25,459
Jun-2022	$11,188	$10,625	$22,756
Jun-2023	$11,687	$11,098	$27,215
Jun-2024	$12,308	$11,688	$33,898
Jun-2025	$13,422	$12,747	$39,038

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Income Fund
Without Load	9.05%	2.82%	3.03%
With Load	3.56%	1.76%	2.49%
S&P 500® Index	15.16%	16.64%	14.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$10,195,840
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.2%
Money Market Funds	1.8%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	1.8%
Equity	30.3%
Fixed Income	67.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	21.9%
Vanguard Intermediate-Term Bond ETF	18.0%
SPDR Doubleline Total Return Tactical ETF	14.9%
Invesco Total Return Bond ETF	13.1%
Schwab U.S. Large-Cap Value ETF	9.3%
JPMorgan Hedged Equity Laddered Overlay ETF	7.0%
Schwab U.S. Large-Cap Growth ETF	6.2%
iShares Russell Mid-Cap Growth ETF	2.0%
Invesco S&P SmallCap Momentum ETF	2.0%
WisdomTree U.S. Value Fund	1.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Ladenburg Income Fund - Class A (LNCAX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-LNCAX

Ladenburg Income Fund

Class C (LNCCX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.75%

How did the Fund perform during the reporting period?

The Fund maintained its strategic focus on high-quality fixed income securities, complemented by alternatives and smaller equity allocations, ultimately achieving its objective of providing a conservative, diversified allocation across the major asset classes.

While the majority of fixed income assets benefited from a declining Federal Fund Rate, which dropped a full percent from its peak between September and December of last year, lower-quality and short-duration bonds outperformed, which limited overall Fund performance on a relative basis. Exchanging long-duration Treasurys for larger residential mortgage-backed securities (RMBS) positions in early 2025 supported Fund performance through the first half of the year.

The equity portion of the portfolio performed well through the end of 2024, led by strong small-cap outperformance. Although by early 2025, a renewed focus on international equities, swirling questions around the federal debt and budget deficit, and concerns over impending tariffs and potentially resurgent inflation dragged on this conservative, domestically focused portfolio. Several of those trends reversed in the second half of Q2, as tariff fears abated to some degree; the Fund was able to recover meaningful ground and is set up to succeed through the back half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Income Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$39,038
$12,392
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ladenburg Income Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,180	$11,297
Jun-2017	$10,547	$13,319
Jun-2018	$10,626	$15,233
Jun-2019	$11,105	$16,820
Jun-2020	$11,322	$18,082
Jun-2021	$12,167	$25,459
Jun-2022	$10,684	$22,756
Jun-2023	$11,077	$27,215
Jun-2024	$11,578	$33,898
Jun-2025	$12,392	$39,038

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Income Fund	7.03%	1.82%	2.20%
S&P 500® Index	15.16%	16.64%	14.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$10,195,840
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.2%
Money Market Funds	1.8%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	1.8%
Equity	30.3%
Fixed Income	67.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	21.9%
Vanguard Intermediate-Term Bond ETF	18.0%
SPDR Doubleline Total Return Tactical ETF	14.9%
Invesco Total Return Bond ETF	13.1%
Schwab U.S. Large-Cap Value ETF	9.3%
JPMorgan Hedged Equity Laddered Overlay ETF	7.0%
Schwab U.S. Large-Cap Growth ETF	6.2%
iShares Russell Mid-Cap Growth ETF	2.0%
Invesco S&P SmallCap Momentum ETF	2.0%
WisdomTree U.S. Value Fund	1.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Ladenburg Income Fund - Class C (LNCCX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-LNCCX

Ladenburg Income Fund

Class I (LNCIX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.85%

How did the Fund perform during the reporting period?

The Fund maintained its strategic focus on high-quality fixed income securities, complemented by alternatives and smaller equity allocations, ultimately achieving its objective of providing a conservative, diversified allocation across the major asset classes.

While the majority of fixed income assets benefited from a declining Federal Fund Rate, which dropped a full percent from its peak between September and December of last year, lower-quality and short-duration bonds outperformed, which limited overall Fund performance on a relative basis. Exchanging long-duration Treasurys for larger residential mortgage-backed securities (RMBS) positions in early 2025 supported Fund performance through the first half of the year.

The equity portion of the portfolio performed well through the end of 2024, led by strong small-cap outperformance. Although by early 2025, a renewed focus on international equities, swirling questions around the federal debt and budget deficit, and concerns over impending tariffs and potentially resurgent inflation dragged on this conservative, domestically focused portfolio. Several of those trends reversed in the second half of Q2, as tariff fears abated to some degree; the Fund was able to recover meaningful ground and is set up to succeed through the back half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ladenburg Income Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$39,038
$13,607
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Ladenburg Income Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,170	$11,297
Jun-2017	$10,643	$13,319
Jun-2018	$10,821	$15,233
Jun-2019	$11,426	$16,820
Jun-2020	$11,749	$18,082
Jun-2021	$12,741	$25,459
Jun-2022	$11,281	$22,756
Jun-2023	$11,802	$27,215
Jun-2024	$12,453	$33,898
Jun-2025	$13,607	$39,038

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Income Fund	9.27%	2.98%	3.18%
S&P 500® Index	15.16%	16.64%	14.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$10,195,840
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.2%
Money Market Funds	1.8%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	1.8%
Equity	30.3%
Fixed Income	67.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	21.9%
Vanguard Intermediate-Term Bond ETF	18.0%
SPDR Doubleline Total Return Tactical ETF	14.9%
Invesco Total Return Bond ETF	13.1%
Schwab U.S. Large-Cap Value ETF	9.3%
JPMorgan Hedged Equity Laddered Overlay ETF	7.0%
Schwab U.S. Large-Cap Growth ETF	6.2%
iShares Russell Mid-Cap Growth ETF	2.0%
Invesco S&P SmallCap Momentum ETF	2.0%
WisdomTree U.S. Value Fund	1.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Ladenburg Income Fund - Class I (LNCIX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-LNCIX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are audit committee financial experts, as defined in Item 3 of Form N-CSR. Anthony J. Hertl, Mark H. Taylor and Mark Gersten are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025	$70,000
2024	$70,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$15,000
2024	$15,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Ladenburg Income Fund
Ladenburg Income & Growth Fund
Ladenburg Growth & Income Fund
Ladenburg Growth Fund
Ladenburg Aggressive Growth Fund

Annual Financial Statements and

Additional Information

June 30, 2025

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.
Member FINRA

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.2%
	EQUITY - 30.2%
2,094	Avantis U.S. Small Cap Value ETF	$190,763
2,972	Invesco S&P SmallCap Momentum ETF	202,155
1,491	iShares Russell Mid-Cap Growth ETF	206,772
11,402	JPMorgan Hedged Equity Laddered Overlay ETF	713,537
21,634	Schwab U.S. Large-Cap Growth ETF	631,929
34,053	Schwab U.S. Large-Cap Value ETF	942,248
2,260	WisdomTree U.S. Value Fund	195,264
		3,082,668
	FIXED INCOME - 68.0%
28,559	Invesco Total Return Bond ETF	1,339,132
24,255	PIMCO Active Bond ETF	2,235,825
37,866	SPDR Doubleline Total Return Tactical ETF	1,518,805
23,689	Vanguard Intermediate-Term Bond ETF	1,832,108
		6,925,870

	TOTAL EXCHANGE-TRADED FUNDS (Cost$9,827,93 3)	10,008,538

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.8%
	MONEY MARKET FUNDS - 1.8%
187,429	First American Government Obligations Fund, Class X, 4.21% (Cost $187,429)(a)	187,429

	TOTAL INVESTMENTS - 100.0% (Cost $10,015,362)	$10,195,967
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(127)
	NET ASSETS - 100.0%	$10,195,840

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.3%
	EQUITY - 48.1%
24,234	Avantis U.S. Small Cap Value ETF	$2,207,717
17,427	Invesco S&P SmallCap Momentum ETF	1,185,385
12,768	iShares Russell Mid-Cap Growth ETF	1,770,666
84,696	JPMorgan Hedged Equity Laddered Overlay ETF	5,300,276
244,610	Schwab U.S. Large-Cap Growth ETF	7,145,058
322,577	Schwab U.S. Large-Cap Value ETF	8,925,706
26,278	WisdomTree U.S. Value Fund	2,270,419
		28,805,227
	FIXED INCOME - 49.2%
138,159	Invesco Total Return Bond ETF	6,478,276
114,342	PIMCO Active Bond ETF	10,540,045
147,225	SPDR Doubleline Total Return Tactical ETF	5,905,195
85,586	Vanguard Intermediate-Term Bond ETF	6,619,221
		29,542,737

	TOTAL EXCHANGE-TRADED FUNDS (Cost$52,449,380 )	58,347,964

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.7%
	MONEY MARKET FUNDS - 2.7%
1,612,312	First American Government Obligations Fund, Class X, 4.21% (Cost $1,612,312)(a)	1,612,312

	TOTAL INVESTMENTS - 100.0% (Cost $54,061,692)	$59,960,276
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(23,168)
	NET ASSETS - 100.0%	$59,937,108

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.4%
	EQUITY - 68.5%
104,306	Avantis U.S. Small Cap Value ETF	$9,502,277
123,289	Invesco S&P SmallCap Momentum ETF	8,386,118
48,639	iShares Russell Mid-Cap Growth ETF	6,745,257
271,134	JPMorgan Hedged Equity Laddered Overlay ETF	16,967,566
1,048,280	Schwab U.S. Large-Cap Growth ETF	30,620,259
1,293,111	Schwab U.S. Large-Cap Value ETF	35,780,380
94,096	WisdomTree U.S. Value Fund	8,129,894
		116,131,751
	FIXED INCOME - 29.9%
250,202	Invesco Total Return Bond ETF	11,731,972
184,222	PIMCO Active Bond ETF	16,981,583
251,616	SPDR DoublelineTotal Return Tactical ETF	10,092,318
155,102	Vanguard Intermediate-Term Bond ETF	11,995,590
		50,801,463

	TOTAL EXCHANGE-TRADED FUNDS (Cost$136,571,518)	166,933,214

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUNDS - 1.7%
2,906,092	First American Government Obligations Fund, Class X, 4.21% (Cost $2,906,092)(a)	2,906,092

	TOTAL INVESTMENTS - 100.1% (Cost $139,477,610)	$169,839,306
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(216,472)
	NET ASSETS - 100.0%	$169,622,834

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.7%
	EQUITY - 86.1%
89,770	Avantis U.S. Small Cap Value ETF	$8,178,047
89,365	Invesco S&P SmallCap Momentum ETF	6,078,607
53,821	iShares Russell Mid-Cap Growth ETF	7,463,896
191,674	JPMorgan Hedged Equity Laddered Overlay ETF	11,994,959
988,117	Schwab U.S. Large-Cap Growth ETF	28,862,898
1,166,522	Schwab U.S. Large-Cap Value ETF	32,277,664
124,975	WisdomTree U.S. Value Fund	10,797,840
		105,653,911
	FIXED INCOME - 12.6%
126,767	Invesco Total Return Bond ETF	5,944,104
51,792	PIMCO Active Bond ETF	4,774,187
61,047	Vanguard Intermediate-Term Bond ETF	4,721,375
		15,439,666

	TOTAL EXCHANGE-TRADED FUNDS (Cost$93,377,86 1)	121,093,577

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUNDS - 1.7%
2,073,737	First American Government Obligations Fund, Class X, 4.21% (Cost $2,073,737)(a)	2,073,737

	TOTAL INVESTMENTS - 100.4% (Cost $95,451,598)	$123,167,314
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(469,149)
	NET ASSETS - 100.0%	$122,698,165

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.7%
	EQUITY - 91.8%
47,164	Avantis U.S. Small Cap Value ETF	$4,296,640
58,236	Invesco S&P SmallCap Momentum ETF	3,961,213
37,021	iShares Russell Mid-Cap Growth ETF	5,134,072
73,200	JPMorgan Hedged Equity Laddered Overlay ETF	4,580,856
472,821	Schwab U.S. Large-Cap Growth ETF	13,811,101
562,419	Schwab U.S. Large-Cap Value ETF	15,562,134
69,592	WisdomTree U.S. Value Fund	6,012,749
		53,358,765
	FIXED INCOME - 3.9%
23,726	Invesco Total Return Bond ETF	1,112,512
14,756	Vanguard Intermediate-Term Bond ETF	1,141,229
		2,253,741

	TOTAL EXCHANGE-TRADED FUNDS (Cost$42,835,082)	55,612,506

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.5%
	MONEY MARKET FUNDS - 4.5%
2,606,780	First American Government Obligations Fund, Class X, 4.21% (Cost $2,606,780)(a)	2,606,780

	TOTAL INVESTMENTS - 100.2% (Cost $45,441,862)	$58,219,286
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(103,058)
	NET ASSETS - 100.0%	$58,116,228

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

			Ladenburg		Ladenburg			Ladenburg
	Ladenburg		Income &		Growth &		Ladenburg	Aggressive
	Income		Growth		Income		Growth	Growth
	Fund		Fund		Fund		Fund	Fund
Assets:
Investments in Securities at Cost	$10,015,362		$54,061,692		$139,477,610		$95,451,598	$45,441,862
Investments in Securities at Value	$10,195,967		$59,960,276		$169,839,306		$123,167,314	$58,219,286
Due from Advisor	3,563		—		—		—	—
Receivable for Fund Shares Sold	13,057		51,469		258,188		57,503	12,996
Dividends and Interest Receivable	433		4,704		5,744		4,128	8,156
Prepaid Expenses and Other Assets	17,604		10,867		11,984		6,071	17,788
Total Assets	10,230,624		60,027,316		170,115,222		123,235,016	58,258,226

Liabilities:
Redemptions Payable	743		11,921		353,769		422,668	78,426
Payable to Related Parties	7,195		19,168		35,520		26,334	15,863
Accrued Advisory Fees	—		28,002		67,798		49,118	23,087
Accrued Distribution Fees	50		143		323		140	138
Accrued Expenses and Other Liabilities	26,796		30,974		34,978		38,591	24,484
Total Liabilities	34,784		90,208		492,388		536,851	141,998

Net Assets	$10,195,840		$59,937,108		$169,622,834		$122,698,165	$58,116,228

Composition of Net Assets:
At June 30, 2025, Net Assets consisted of:
Paid-in-Capital	$10,049,784		$53,245,649		$136,156,788		$91,076,669	$42,368,743
Accumulated Earnings (Losses)	146,056		6,691,459		33,466,046		31,621,496	15,747,485
Net Assets	$10,195,840		$59,937,108		$169,622,834		$122,698,165	$58,116,228

Class A Net Assets	$256,871		$308,723		$1,767,187		$540,784	$684,671
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	23,809		24,660		122,777		31,427	35,097
Net Asset Value and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.79		$12.52		$14.39		$17.21	$19.51
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$11.36		$13.18		$15.15		$18.12	$20.54

Class C Net Assets	12		$109,919		$4,467		$47,583	$8,763
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1		9,028		322		2,836	474
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.64	(b)	12.17	(b)	$13.85	(b)	$16.78	$18.50	(b)

Class I Net Assets	$9,938,957		$59,518,466		$167,851,180		$122,109,798	$57,422,794
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	928,246		4,748,418		11,602,385		7,138,277	3,005,411
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.71		$12.53		$14.47		$17.11	$19.11

(a)	On investments of $50,000 or more, the offering price is reduced. See Note 1 in the Notes to Financial Statements.

(b)	Net asset value does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2025

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$384,603	$1,810,860	$3,984,986	$2,055,566	$804,277
Interest Income	8,069	23,963	59,194	38,257	53,666
Total Investment Income	392,672	1,834,823	4,044,180	2,093,823	857,943

Expenses:
Investment Advisory Fees	54,245	302,744	838,001	606,194	282,000
Distribution Fees - Class A	706	1,247	3,132	1,263	1,338
Distribution Fees - Class C	5	1,068	57	576	68
Administration Fees	25,307	67,687	141,782	96,044	58,839
Registration & Filing Fees	22,063	27,999	37,105	51,810	36,067
Audit Fees	18,602	17,863	18,142	18,142	17,934
Trustees’ Fees	15,321	17,442	17,178	16,760	17,173
Legal Fees	12,207	16,930	27,183	17,891	9,756
Third Party Administrative Services Fees	8,331	44,362	141,999	98,378	43,280
Transfer Agent Fees	7,925	18,883	41,795	28,714	16,410
Chief Compliance Officer Fees	5,971	8,986	16,087	13,177	8,983
Miscellaneous Expenses	4,041	4,760	2,625	4,902	2,758
Custody Fees	3,459	6,992	14,070	9,271	7,273
Insurance Expense	3,356	3,961	3,031	2,586	4,052
Printing Expense	1,462	7,562	27,737	14,665	4,926
Total Expenses	183,001	548,486	1,329,924	980,373	510,857
Less: Expenses Waived/Reimbursed by the Advisor	(91,618)	(31,871)	(362)	(315)	(30,147)
Net Expenses	91,383	516,615	1,329,562	980,058	480,710
Net Investment Income	301,289	1,318,208	2,714,618	1,113,765	377,233

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	553,383	4,744,763	12,972,315	13,813,649	6,912,668
Net Change in Unrealized Appreciation (Depreciation) on Investments	122,668	(802,743)	(438,255)	(2,259,211)	(1,215,387)
Net Realized and Unrealized Gain on Investments	676,051	3,942,020	12,534,060	11,554,438	5,697,281

Net Increase in Net Assets Resulting From Operations	$977,340	$5,260,228	$15,248,678	$12,668,203	$6,074,514

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
Operations:
Net Investment Income	$301,289	$284,527
Net Realized Gain on Investments	553,383	95,783
Net Change in Unrealized Appreciation on Investments	122,668	214,002
Net Increase in Net Assets Resulting From Operations	977,340	594,312

Distributions to Shareholders:
Total Distributions Paid
Class A	(12,798)	(7,942)
Class C	—	(249)
Class I	(521,110)	(266,282)
Net Decrease in Net Assets from Distributions to Shareholders	(533,908)	(274,473)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	43	97,477
Distributions Reinvested	12,421	7,018
Payment for Shares Redeemed	(72,637)	(193,200)
Class C
Distributions Reinvested	—	249
Payment for Shares Redeemed	(16,952)	—
Class I
Proceeds from Shares Issued	2,030,105	2,182,962
Distributions Reinvested	474,520	235,950
Payment for Shares Redeemed	(3,926,974)	(2,466,151)
Net Decrease in Net Assets from Share Transactions of Beneficial Interest	(1,499,474)	(135,695)

Total Increase (Decrease) in Net Assets	(1,056,042)	184,144

Net Assets:
Beginning of Year	11,251,882	11,067,738
End of Year	$10,195,840	$11,251,882

Share Activity
Class A
Shares Sold	—	9,397
Shares Reinvested	1,168	699
Shares Redeemed	(6,686)	(18,967)
Net Decrease in Shares of Beneficial Interest Outstanding	(5,518)	(8,871)

Class C
Shares Reinvested	—	25
Shares Redeemed	(1,638)	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,638)	25

Class I
Shares Sold	189,236	218,614
Shares Reinvested	44,957	23,604
Shares Redeemed	(366,975)	(246,580)
Net Decrease in Shares of Beneficial Interest Outstanding	(132,782)	(4,362)

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
Operations:
Net Investment Income	$1,318,208	$1,230,726
Net Realized Gain on Investments	4,744,763	1,724,503
Net Change in Unrealized Appreciation (Depreciation) on Investments	(802,743)	1,939,983
Net Increase in Net Assets Resulting From Operations	5,260,228	4,895,212

Distributions to Shareholders:
Total Distributions Paid
Class A	(29,544)	(13,325)
Class C	(9,033)	(1,148)
Class I	(5,470,630)	(1,124,229)
Net Decrease in Net Assets from Distributions to Shareholders	(5,509,207)	(1,138,702)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	9	1,652
Distributions Reinvested	29,544	13,092
Payment for Shares Redeemed	(478,554)	(450,055)
Class C
Proceeds from Shares Issued	3	—
Distributions Reinvested	9,033	1,148
Class I
Proceeds from Shares Issued	10,132,579	9,144,334
Distributions Reinvested	4,994,693	1,018,185
Payment for Shares Redeemed	(15,930,899)	(14,244,634)
Net Decrease in Net Assets from Share Transactions of Beneficial Interest	(1,243,592)	(4,516,278)

Total Decrease in Net Assets	(1,492,571)	(759,768)

Net Assets:
Beginning of Year	61,429,679	62,189,447
End of Year	$59,937,108	$61,429,679

Share Activity
Class A
Shares Sold	—	136
Shares Reinvested	2,382	1,092
Shares Redeemed	(35,548)	(37,524)
Net Decrease in Shares of Beneficial Interest Outstanding	(33,166)	(36,296)

Class C
Shares Reinvested	755	97
Net Increase in Shares of Beneficial Interest Outstanding	755	97

Class I
Shares Sold	802,821	755,007
Shares Reinvested	404,192	84,510
Shares Redeemed	(1,245,899)	(1,187,746)
Net Decrease in Shares of Beneficial Interest Outstanding	(38,886)	(348,229)

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
Operations:
Net Investment Income	$2,714,618	$2,592,557
Net Realized Gain on Investments	12,972,315	6,092,941
Net Change in Unrealized Appreciation (Depreciation) on Investments	(438,255)	8,837,563
Net Increase in Net Assets Resulting From Operations	15,248,678	17,523,061

Distributions to Shareholders:
Total Distributions Paid
Class A	(106,802)	(37,807)
Class C	(355)	(561)
Class I	(14,583,070)	(5,206,435)
Net Decrease in Net Assets from Distributions to Shareholders	(14,690,227)	(5,244,803)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	528,991	60,049
Distributions Reinvested	100,355	35,880
Payment for Shares Redeemed	(59,211)	(213,286)
Class C
Proceeds from Shares Issued	200	2,400
Distributions Reinvested	350	560
Payment for Shares Redeemed	(20,123)	(130)
Class I
Proceeds from Shares Issued	33,713,565	28,935,352
Distributions Reinvested	13,274,567	4,677,189
Payment for Shares Redeemed	(44,032,163)	(36,791,923)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	3,506,531	(3,293,909)

Total Increase in Net Assets	4,064,982	8,984,349

Net Assets:
Beginning of Year	165,557,852	156,573,503
End of Year	$169,622,834	$165,557,852

Share Activity
Class A
Shares Sold	37,763	4,514
Shares Reinvested	7,117	2,642
Shares Redeemed	(4,147)	(15,421)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	40,733	(8,265)

Class C
Shares Sold	14	183
Shares Reinvested	26	43
Shares Redeemed	(1,431)	(10)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,391)	216

Class I
Shares Sold	2,325,498	2,124,066
Shares Reinvested	935,920	342,918
Shares Redeemed	(3,017,314)	(2,699,231)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	244,104	(232,247)

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
Operations:
Net Investment Income	$1,113,765	$1,106,618
Net Realized Gain on Investments	13,813,649	3,851,025
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,259,211)	10,212,704
Net Increase in Net Assets Resulting From Operations	12,668,203	15,170,347

Distributions to Shareholders:
Total Distributions Paid
Class A	(47,185)	(24,345)
Class C	(5,311)	(1,398)
Class I	(11,658,079)	(3,639,856)
Net Decrease in Net Assets from Distributions to Shareholders	(11,710,575)	(3,665,599)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	39,091	111,162
Distributions Reinvested	47,185	24,254
Payments for Shares Redeemed	(50,352)	(428,929)
Class C
Proceeds from Shares Issued	1	12,000
Distributions Reinvested	3,708	611
Payments for Shares Redeemed	(14,536)	(13,459)
Class I
Proceeds from Shares Issued	31,045,312	24,162,424
Distributions Reinvested	10,446,990	3,366,029
Payments for Shares Redeemed	(43,395,402)	(20,019,827)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(1,878,003)	7,214,265

Total Increase in Net Assets	(920,375)	18,719,013

Net Assets:
Beginning of Year	123,618,540	104,899,527
End of Year	$122,698,165	$123,618,540

Share Activity
Class A
Shares Sold	2,323	7,051
Shares Reinvested	2,812	1,531
Shares Redeemed	(2,868)	(25,833)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	2,267	(17,251)

Class C
Shares Sold	—	745
Shares Reinvested	225	39
Shares Redeemed	(871)	(813)
Net Increase Decrease in Shares of Beneficial Interest Outstanding	(646)	(29)

Class I
Shares Sold	1,806,585	1,511,675
Shares Reinvested	627,070	213,581
Shares Redeemed	(2,506,593)	(1,265,360)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(72,938)	459,896

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
Operations:
Net Investment Income	$377,233	$429,817
Net Realized Gain on Investments	6,912,668	1,187,630
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,215,387)	5,519,773
Net Increase in Net Assets Resulting From Operations	6,074,514	7,137,220

Distributions to Shareholders:
Total Distributions Paid
Class A	(37,131)	(8,033)
Class C	(496)	(67)
Class I	(4,259,611)	(1,355,156)
Net Decrease in Net Assets from Distributions to Shareholders	(4,297,238)	(1,363,256)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	247,153	134,114
Distributions Reinvested	37,131	8,033
Payment for Shares Redeemed	(28,684)	(67,782)
Class C
Proceeds from Shares Issued	3,228	1,345
Distributions Reinvested	496	67
Payment for Shares Redeemed	—	(271,473)
Class I
Proceeds from Shares Issued	12,962,841	11,066,042
Distributions Reinvested	3,806,412	1,263,232
Payment for Shares Redeemed	(16,754,901)	(7,709,146)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	273,676	4,424,432

Total Increase in Net Assets	2,050,952	10,198,396

Net Assets:
Beginning of Year	56,065,276	45,866,880
End of Year	$58,116,228	$56,065,276

Share Activity
Class A
Shares Sold	13,146	7,674
Shares Reinvested	1,942	458
Shares Redeemed	(1,572)	(3,949)
Net Increase in Shares of Beneficial Interest Outstanding	13,516	4,183

Class C
Shares Sold	177	75
Shares Reinvested	27	4
Shares Redeemed	—	(16,324)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	204	(16,245)

Class I
Shares Sold	686,868	630,083
Shares Reinvested	203,443	73,401
Shares Redeemed	(862,925)	(439,553)
Net Increase in Shares of Beneficial Interest Outstanding	27,386	263,931

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net Asset Value, Beginning of Year	$10.37	$10.07	$9.85	$11.78	$10.99
Activity From Operations:
Net investment income (a)(d)	0.28	0.24	0.22	0.13	0.11
Net gain (loss) from securities (both realized and unrealized)	0.64	0.29	0.21	(1.41)	0.79
Total from operations	0.92	0.53	0.43	(1.28)	0.90

Distributions to shareholders from:
Net investment income	(0.27)	(0.23)	(0.21)	(0.12)	(0.11)
Realized gains	(0.23)	—	—	(0.53)	—
Total distributions	(0.50)	(0.23)	(0.21)	(0.65)	(0.11)

Net Asset Value, End of Year	$10.79	$10.37	$10.07	$9.85	$11.78

Total Return (b)	9.05%	5.32%	4.45%	(11.52)%	8.24%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$257	$304	$385	$324	$390
Ratio of expenses to average net assets,
before reimbursement (c)	1.94%	1.95%	1.78%	1.65%	1.60%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	2.62%	2.42%	2.19%	1.13%	0.97%
Portfolio turnover rate	29.08%	6.81%	34.51%	24.84%	29.04%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net Asset Value, Beginning of Year	$10.23	$9.94	$9.73	$11.67	$10.90
Activity From Operations:
Net investment income (a)(d)	0.58	0.17	0.14	0.04	0.02
Net gain (loss) from securities (both realized and unrealized)	0.13	0.27	0.21	(1.39)	0.79
Total from operations	0.71	0.44	0.35	(1.35)	0.81

Distributions to shareholders from:
Net investment income	(0.07)	(0.15)	(0.14)	(0.06)	(0.04)
Realized gains	(0.23)	—	—	(0.53)	—
Total distributions	(0.30)	(0.15)	(0.14)	(0.59)	(0.04)

Net Asset Value, End of Year	$10.64	$10.23	$9.94	$9.73	$11.67

Total Return (b)	7.03%	4.52%	3.68%	(12.19)%	7.46%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$0	$17	$16	$15	$37
Ratio of expenses to average net assets,
before reimbursement (c)	2.84%	2.69%	2.54%	2.40%	2.36%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	5.60%	1.70%	1.48%	0.32%	0.18%
Portfolio turnover rate	29.08%	6.81%	34.51%	24.84%	29.04%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net Asset Value, Beginning of Year	$10.30	$10.01	$9.80	$11.74	$10.96
Activity From Operations:
Net investment income (a)(d)	0.30	0.26	0.23	0.14	0.13
Net gain (loss) from securities (both realized and unrealized)	0.64	0.28	0.21	(1.41)	0.79
Total from operations	0.94	0.54	0.44	(1.27)	0.92

Distributions to shareholders from:
Net investment income	(0.30)	(0.25)	(0.23)	(0.14)	(0.14)
Realized gains	(0.23)	—	—	(0.53)	—
Total distributions	(0.53)	(0.25)	(0.23)	(0.67)	(0.14)

Net Asset Value, End of Year	$10.71	$10.30	$10.01	$9.80	$11.74

Total Return (b)	9.27%	5.51%	4.62%	(11.46)%	8.45%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$9,939	$10,931	$10,667	$11,379	$14,164
Ratio of expenses to average net assets,
before reimbursement (c)	1.68%	1.69%	1.53%	1.40%	1.35%
net of reimbursement (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets (c)(d)	2.78%	2.59%	2.37%	1.29%	1.10%
Portfolio turnover rate	29.08%	6.81%	34.51%	24.84%	29.04%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net Asset Value, Beginning of Year	$12.63	$11.83	$11.28	$13.10	$11.36
Activity From Operations:
Net investment income (a)(d)	0.26	0.22	0.21	0.11	0.10
Net gain (loss) from securities (both realized and unrealized)	0.79	0.78	0.64	(1.70)	1.74
Total from operations	1.05	1.00	0.85	(1.59)	1.84

Distributions to shareholders from:
Net investment income	(0.25)	(0.20)	(0.20)	(0.11)	(0.10)
Realized gains	(0.91)	—	(0.10)	(0.12)	—
Total distributions	(1.16)	(0.20)	(0.30)	(0.23)	(0.10)

Net Asset Value, End of Year	$12.52	$12.63	$11.83	$11.28	$13.10

Total Return (b)	8.63%	8.54%	7.71%	(12.42)%	16.21%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$309	$730	$1,114	$1,088	$1,086
Ratio of expenses to average net assets,
before reimbursement (c)	1.15%	1.14%	1.11%	1.10%	1.11%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	2.02%	1.87%	1.84%	0.89%	0.78%
Portfolio turnover rate	33.14%	11.39%	28.66%	23.04%	16.60%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net Asset Value, Beginning of Year	$12.33	$11.58	$11.04	$12.91	$11.24
Activity From Operations:
Net investment income (a)(d)	0.16	0.13	0.14	— (f)	— (f)
Net gain (loss) from securities (both realized and unrealized)	0.76	0.76	0.61	(1.71)	1.73
Total from operations	0.92	0.89	0.75	(1.71)	1.73

Distributions to shareholders from:
Net investment income	(0.17)	(0.14)	(0.11)	(0.04)	(0.06)
Realized gains	(0.91)	—	(0.10)	(0.12)	—
Total distributions	(1.08)	(0.14)	(0.21)	(0.16)	(0.06)

Net Asset Value, End of Year	$12.17	$12.33	$11.58	$11.04	$12.91

Total Return (b)	7.71%	7.75%	6.91%	(13.44)%	15.40%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$110	$102	$95	$0 (e)	$18
Ratio of expenses to average net assets,
before reimbursement (c)	1.90%	1.89%	1.86%	1.84%	1.87%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	1.28%	1.15%	1.22%	0.01%	0.02%
Portfolio turnover rate	33.14%	11.39%	28.66%	23.04%	16.60%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $1,000.

(f)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Year	$12.66	$11.87	$11.33	$13.16	$11.42
Activity From Operations:
Net investment income (a)(d)	0.28	0.25	0.23	0.13	0.11
Net gain (loss) from securities (both realized and unrealized)	0.78	0.77	0.64	(1.71)	1.75
Total from operations	1.06	1.02	0.87	(1.58)	1.86

Distributions to shareholders from:
Net investment income	(0.28)	(0.23)	(0.23)	(0.13)	(0.12)
Realized gains	(0.91)	—	(0.10)	(0.12)	—
Total distributions	(1.19)	(0.23)	(0.33)	(0.25)	(0.12)

Net Asset Value, End of Year	$12.53	$12.66	$11.87	$11.33	$13.16

Total Return (b)	8.70%	8.70%	7.84%	(12.26)%	16.39%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$59,518	$60,598	$60,981	$54,735	$62,953
Ratio of expenses to average net assets,
before reimbursement (c)	0.90%	0.89%	0.86%	0.84%	0.87%
net of reimbursement (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets (c)(d)	2.18%	2.04%	1.98%	1.04%	0.92%
Portfolio turnover rate	33.14%	11.39%	28.66%	23.04%	16.60%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net Asset Value, Beginning of Year	$14.40	$13.34	$12.33	$14.75	$12.00
Activity From Operations:
Net investment income (a)(d)	0.21	0.19	0.18	0.07	0.07
Net gain (loss) from securities (both realized and unrealized)	1.07	1.29	1.14	(2.06)	2.77
Total from operations	1.28	1.48	1.32	(1.99)	2.84

Distributions to shareholders from:
Net investment income	(0.20)	(0.16)	(0.18)	(0.08)	(0.09)
Realized gains	(1.09)	(0.26)	(0.13)	(0.35)	—
Total distributions	(1.29)	(0.42)	(0.31)	(0.43)	(0.09)

Net Asset Value, End of Year	$14.39	$14.40	$13.34	$12.33	$14.75

Total Return (b)	9.15%	11.31%	10.88%	(13.95)%	23.78%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$1,767	$1,182	$1,205	$1,134	$2,057
Ratio of expenses to average net assets,
before reimbursement (c)	1.03%	1.00%	1.03%	1.01%	1.02%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	1.44%	1.38%	1.40%	0.51%	0.53%
Portfolio turnover rate	37.86%	12.93%	22.91%	24.02%	21.02%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Year	$13.91	$12.94	$12.00	$14.42	$11.78
Activity From Operations:
Net investment income (a)(d)	0.08	0.08	0.08	(0.05)	— (e)
Net gain (loss) from securities (both realized and unrealized)	1.06	1.25	1.11	(1.99)	2.68
Total from operations	1.14	1.33	1.19	(2.04)	2.68

Distributions to shareholders from:
Net investment income	(0.11)	(0.10)	(0.12)	(0.03)	(0.04)
Realized gains	(1.09)	(0.26)	(0.13)	(0.35)	—
Total distributions	(1.20)	(0.36)	(0.25)	(0.38)	(0.04)

Net Asset Value, End of Year	$13.85	$13.91	$12.94	$12.00	$14.42

Total Return (b)	8.37%	10.41%	10.07%	(14.59)%	22.76%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$4	$24	$19	$13	$50
Ratio of expenses to average net assets,
before reimbursement (c)	1.82%	1.75%	1.78%	1.76%	1.77%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	0.55%	0.64%	0.66%	(0.37)%	(0.03)%
Portfolio turnover rate	37.86%	12.93%	22.91%	24.02%	21.02%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net Asset Value, Beginning of Year	$14.47	$13.40	$12.38	$14.80	$12.03
Activity From Operations:
Net investment income (a)(d)	0.24	0.22	0.21	0.12	0.11
Net gain (loss) from securities (both realized and unrealized)	1.08	1.30	1.14	(2.08)	2.77
Total from operations	1.32	1.52	1.35	(1.96)	2.88

Distributions to shareholders from:
Net investment income	(0.23)	(0.19)	(0.20)	(0.11)	(0.11)
Realized gains	(1.09)	(0.26)	(0.13)	(0.35)	—
Total distributions	(1.32)	(0.45)	(0.33)	(0.46)	(0.11)

Net Asset Value, End of Year	$14.47	$14.47	$13.40	$12.38	$14.80

Total Return (b)	9.42%	11.59%	11.14%	(13.74)%	24.05%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$167,851	$164,352	$155,349	$150,031	$175,019
Ratio of expenses to average net assets,
before reimbursement (c)	0.79%	0.75%	0.78%	0.76%	0.77%
net of reimbursement (c)	0.79%	0.75%	0.78%	0.76%	0.77%
Ratio of net investment income to average net assets (c)(d)	1.62%	1.63%	1.61%	0.80%	0.78%
Portfolio turnover rate	37.86%	12.93%	22.91%	24.02%	21.02%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net Asset Value, Beginning of Year	$17.14	$15.48	$13.67	$16.60	$12.64
Activity From Operations:
Net investment income (a)(d)	0.13	0.13	0.13	0.06	0.05
Net gain (loss) from securities (both realized and unrealized)	1.66	2.04	1.78	(2.62)	3.95
Total from operations	1.79	2.17	1.91	(2.56)	4.00

Distributions to shareholders from:
Net investment income	(0.12)	(0.12)	(0.06)	(0.04)	(0.04)
Realized gains	(1.60)	(0.39)	(0.04)	(0.33)	—
Total distributions	(1.72)	(0.51)	(0.10)	(0.37)	(0.04)

Net Asset Value, End of Year	$17.21	$17.14	$15.48	$13.67	$16.60

Total Return (b)	10.67%	14.25%	14.08%	(15.85)%	31.70%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$541	$500	$718	$642	$618
Ratio of expenses to average net assets,
before reimbursement (c)	1.06%	1.06%	1.08%	1.04%	1.06%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.75%	0.82%	0.91%	0.36%	0.33%
Portfolio turnover rate	45.78%	16.74%	12.50%	23.34%	17.29%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net Asset Value, Beginning of Year	$16.76	$15.16	$13.43	$16.39	$12.54
Activity From Operations:
Net investment income (loss) (a)(d)	(0.01)	0.02	0.02	(0.08)	(0.05)
Net gain (loss) from securities (both realized and unrealized)	1.63	1.98	1.75	(2.55)	3.90
Total from operations	1.62	2.00	1.77	(2.63)	3.85

Distributions to shareholders from:
Net investment income	—	(0.01)	—	—	—
Realized gains	(1.60)	(0.39)	(0.04)	(0.33)	—
Total distributions	(1.60)	(0.40)	(0.04)	(0.33)	—

Net Asset Value, End of Year	$16.78	$16.76	$15.16	$13.43	$16.39

Total Return (b)	9.86%	13.38%	13.22%	(16.44)%	30.70%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$48	$58	$53	$43	$113
Ratio of expenses to average net assets,
before reimbursement (c)	1.81%	1.82%	1.83%	1.79%	1.81%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.03)%	0.11%	0.16%	(0.47)%	(0.32)%
Portfolio turnover rate	45.78%	16.74%	12.50%	23.34%	17.29%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net Asset Value, Beginning of Year	$17.07	$15.42	$13.63	$16.55	$12.62
Activity From Operations:
Net investment income (a)(d)	0.16	0.16	0.16	0.09	0.09
Net gain (loss) from securities (both realized and unrealized)	1.65	2.03	1.77	(2.60)	3.94
Total from operations	1.81	2.19	1.93	(2.51)	4.03

Distributions to shareholders from:
Net investment income	(0.17)	(0.15)	(0.10)	(0.08)	(0.10)
Realized gains	(1.60)	(0.39)	(0.04)	(0.33)	—
Total distributions	(1.77)	(0.54)	(0.14)	(0.41)	(0.10)

Net Asset Value, End of Year	$17.11	$17.07	$15.42	$13.63	$16.55

Total Return (b)	10.88%	14.50%	14.26%	(15.64)%	31.98	% (e)

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$122,110	$123,060	$104,128	$97,239	$110,388
Ratio of expenses to average net assets,
before reimbursement (c)	0.81%	0.82%	0.83%	0.79%	0.81%
net of reimbursement (c)	0.81%	0.82%	0.83%	0.79%	0.81%
Ratio of net investment income to average net assets (c)(d)	0.92%	1.01%	1.08%	0.54%	0.64%
Portfolio turnover rate	45.78%	16.74%	12.50%	23.34%	17.29%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net Asset Value, Beginning of Year	$19.04	$16.98	$14.80	$18.03	$13.38
Activity From Operations:
Net investment income (a)(d)	0.11	0.13	0.13	0.06	0.05
Net gain (loss) from securities (both realized and unrealized)	1.86	2.38	2.23	(3.11)	4.83
Total from operations	1.97	2.51	2.36	(3.05)	4.88

Distributions to shareholders from:
Net investment income	(0.11)	(0.10)	(0.03)	(0.03)	(0.06)
Realized gains	(1.39)	(0.35)	(0.15)	(0.15)	(0.17)
Total distributions	(1.50)	(0.45)	(0.18)	(0.18)	(0.23)

Net Asset Value, End of Year	$19.51	$19.04	$16.98	$14.80	$18.03

Total Return (b)	10.50%	15.01%	15.12%	(17.16)%	36.65%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$685	$411	$295	$244	$138
Ratio of expenses to average net assets,
before reimbursement (c)	1.16%	1.19%	1.20%	1.14%	1.25%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.56%	0.75%	0.81%	0.37%	0.33%
Portfolio turnover rate	44.59%	15.87%	6.41%	16.46%	17.27%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net Asset Value, Beginning of Year	$18.17	$16.25	$14.22	$17.43	$12.99
Activity From Operations:
Net investment income (loss) (a)(d)	(0.03)	(0.20)	0.02	(0.10)	(0.06)
Net gain (loss) from securities (both realized and unrealized)	1.76	2.47	2.16	(2.96)	4.67
Total from operations	1.73	2.27	2.18	(3.06)	4.61

Distributions to shareholders from:
Net investment income	(0.01)	—	—	—	—
Realized gains	(1.39)	(0.35)	(0.15)	(0.15)	(0.17)
Total distributions	(1.40)	(0.35)	(0.15)	(0.15)	(0.17)

Net Asset Value, End of Year	$18.50	$18.17	$16.25	$14.22	$17.43

Total Return (b)	9.65%	14.14%	14.28%	(17.76)%	35.64%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$9	$5	$268	$160	$293
Ratio of expenses to average net assets,
before reimbursement (c)	1.94%	1.94%	1.95%	1.89%	2.00%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.18)%	(1.25)%	0.11%	(0.59)%	(0.41)%
Portfolio turnover rate	44.59%	15.87%	6.41%	16.46%	17.27%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net Asset Value, Beginning of Year	$18.69	$16.69	$14.56	$17.75	$13.19
Activity From Operations:
Net investment income (a)(d)	0.13	0.15	0.15	0.07	0.08
Net gain (loss) from securities (both realized and unrealized)	1.83	2.34	2.20	(3.04)	4.74
Total from operations	1.96	2.49	2.35	(2.97)	4.82

Distributions to shareholders from:
Net investment income	(0.15)	(0.14)	(0.07)	(0.07)	(0.09)
Realized gains	(1.39)	(0.35)	(0.15)	(0.15)	(0.17)
Total distributions	(1.54)	(0.49)	(0.22)	(0.22)	(0.26)

Net Asset Value, End of Year	$19.11	$18.69	$16.69	$14.56	$17.75

Total Return (b)	10.67%	15.18%	15.29%	(17.01)%	36.79%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$57,423	$55,650	$45,303	$39,135	$41,984
Ratio of expenses to average net assets,
before reimbursement (c)	0.90%	0.94%	0.95%	0.89%	1.00%
net of reimbursement (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets (c)(d)	0.67%	0.87%	0.94%	0.41%	0.50%
Portfolio turnover rate	44.59%	15.87%	6.41%	16.46%	17.27%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund (each a “Fund” and collectively the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation, with a secondary objective of growth of capital; the Ladenburg Growth & Income Fund’s investment objective is to provide long-term growth of capital, with a secondary objective of producing current income; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value (“NAV”) plus the following sales charges:

Amount Invested	Sales Charge
Less than $50,000	5.00%
$50,000 but less than $100,000	4.75%
$100,000 to $249,999	3.75%
$250,000 to $499,999	2.50%
$500,000 to $999,999	2.00%
$1,000,000 and above	None

Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" and Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$10,008,538	$—	$—	$10,008,538
Short-Term Investment	187,429	—	—	187,429
Total	$10,195,967	$—	$—	$10,195,967

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$58,347,964	$—	$—	$58,347,964
Short-Term Investment	1,612,312	—	—	1,612,312
Total	$59,960,276	$—	$—	$59,960,276

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$166,933,214	$—	$—	$166,933,214
Short-Term Investment	2,906,092	—	—	2,906,092
Total	$169,839,306	$—	$—	$169,839,306

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$121,093,577	$—	$—	$121,093,577
Short-Term Investment	2,073,737	—	—	2,073,737
Total	$123,167,314	$—	$—	$123,167,314

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$55,612,506	$—	$—	$55,612,506
Short-Term Investment	2,606,780	—	—	2,606,780
Total	$58,219,286	$—	$—	$58,219,286

The Funds did not hold any Level 3 securities during the year.

*	Refer to the Schedules of Investments for security classifications.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth Funds make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$3,115,369	$4,785,034
Ladenburg Income & Growth Fund	19,943,328	26,576,686
Ladenburg Growth & Income Fund	63,179,709	73,639,554
Ladenburg Growth Fund	55,281,796	65,581,382
Ladenburg Aggressive Growth Fund	24,738,679	29,746,650

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc., (“LTAM”) serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and LTAM, investment advisory services are provided to each Fund (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the year ended June 30, 2025, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$54,245
Ladenburg Income & Growth Fund	302,744
Ladenburg Growth & Income Fund	838,001
Ladenburg Growth Fund	606,194
Ladenburg Aggressive Growth Fund	282,000

The Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2025, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the advisor) of each Fund does not exceed 1.00%, 1.75% and 0.85% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

During the year ended June 30, 2025, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$91,618
Ladenburg Income & Growth Fund	31,871
Ladenburg Growth & Income Fund	362
Ladenburg Growth Fund	315
Ladenburg Aggressive Growth Fund	30,147

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years from the date the Advisor waived any payment or reimbursed any expense) if such recoupment can be achieved within the expense limit in place at the time of waiver or the current expense limitation and the repayment is approved by the Board.

During the year ended June 30, 2025, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2026	June 30, 2027	June 30, 2028
Fund	Waived/Reimbursed	Waived/Reimbursed	Waived/Reimbursed	Total
Ladenburg Income Fund	$76,129	$93,462	$91,618	$261,209
Ladenburg Income & Growth Fund	9,444	28,771	31,871	70,086
Ladenburg Growth & Income Fund	381	70	362	813
Ladenburg Growth Fund	557	478	315	1,350
Ladenburg Aggressive Growth Fund	42,365	48,329	30,147	120,841

The Trust, with respect to the Funds, has adopted Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans") for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor's account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others ("Recipients") to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the year ended June 30, 2025, the Funds were charged pursuant to the Plan as follows:

	12b-1 Fees

Fund	Class A	Class C
Ladenburg Income Fund	$706	$5
Ladenburg Income & Growth Fund	1,247	1,068
Ladenburg Growth & Income Fund	3,132	57
Ladenburg Growth Fund	1,263	576
Ladenburg Aggressive Growth Fund	1,338	68

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended June 30, 2025, the Distributor received $0, $0, $290, $1,694 and $12,998 for Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund $0, $0, $63, $254, and $1,950 was retained by the principal underwriter or other affiliated broker-dealers.

Ultimus Fund Services, LLC (“UFS”) – UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

In addition, certain affiliates of the UFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, the Distributor, an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the year ended June 30, 2025.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of June 30, 2025, National Financial Services held 59.08%, 61.80%, 62.27%, 55.54% and 61.86% of the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control a Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation /
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Ladenburg Income Fund	10,021,815	713,381	(539,229)	$174,152
Ladenburg Income & Growth Fund	54,111,443	7,618,372	(1,769,539)	5,848,833
Ladenburg Growth & Income Fund	139,516,316	32,941,997	(2,619,007)	30,322,990
Ladenburg Growth Fund	95,451,598	27,888,779	(173,063)	27,715,716
Ladenburg Aggressive Growth Fund	45,441,862	12,867,492	(90,068)	12,777,424

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2025 and June 30, 2024 was as follows:

	For the year ended June 30, 2025:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$301,163	$232,745	$—	$533,908
Ladenburg Income & Growth Fund	1,324,434	4,184,773	—	5,509,207
Ladenburg Growth & Income Fund	2,720,152	11,970,075	—	14,690,227
Ladenburg Growth Fund	1,220,425	10,490,150	—	11,710,575
Ladenburg Aggressive Growth Fund	448,266	3,848,972	—	4,297,238

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

	For the year ended June 30, 2024:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$274,473	$—	$—	$274,473
Ladenburg Income & Growth Fund	1,138,702	—	—	1,138,702
Ladenburg Growth & Income Fund	2,252,262	2,992,541	—	5,244,803
Ladenburg Growth Fund	1,042,895	2,622,704	—	3,665,599
Ladenburg Aggressive Growth Fund	390,916	972,340	—	1,363,256

As of June 30, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings (Losses)
Ladenburg Income Fund	$11,454	$—	$(39,550)	$—	$174,152	$146,056
Ladenburg Income & Growth Fund	162,927	679,699	—	—	5,848,833	6,691,459
Ladenburg Growth & Income Fund	514,845	2,628,211	—	—	30,322,990	33,466,046
Ladenburg Growth Fund	638,853	3,266,927	—	—	27,715,716	31,621,496
Ladenburg Aggressive Growth Fund	325,131	2,644,930	—	—	12,777,424	15,747,485

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post
October
Fund	Losses
Ladenburg Income Fund	$39,550
Ladenburg Income & Growth Fund	—
Ladenburg Growth & Income Fund	—
Ladenburg Growth Fund	—
Ladenburg Aggressive Growth Fund	—

Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
Ladenburg Income Fund	$—	$—	$—	$361,797
Ladenburg Income & Growth Fund	—	—	—	—
Ladenburg Growth & Income Fund	—	—	—	—
Ladenburg Growth Fund	—	—	—	—
Ladenburg Aggressive Growth Fund	—	—	—	—

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

During the fiscal period ended June 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended June 30, 2025, as follows:

	Paid	Accumulated
	In	Earnings
Fund	Capital	(Losses)
Ladenburg Income Fund	$—	$—
Ladenburg Income & Growth Fund	243,159	(243,159)
Ladenburg Growth & Income Fund	772,616	(772,616)
Ladenburg Growth Fund	1,036,950	(1,036,950)
Ladenburg Aggressive Growth Fund	475,679	(475,679)

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ladenburg Growth Fund and the Ladenburg Aggressive Growth Fund currently seek to achieve their investment objectives by investing a portion of their assets in the Schwab U.S. Large-Cap Value ETF, (the “Value ETF”). The Funds may may redeem their investment in the Value ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Funds will be directly affected by the performance of Value ETF. The financial statements of the Value ETF, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of June 30, 2025, the percentage of the Ladenburg Growth Fund’s and the Ladenburg Aggressive Growth Fund’s net assets invested in the Schwab U.S. Large-Cap Value ETF was 26.3% and 26.8%, respectively.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Ladenburg Funds
and Board of Trustees of Northern Lights Fund Trust

In planning and performing our audit of the financial statements of Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund (the “Funds”), each a series of Northern Lights Fund Trust, as of and for the year ended June 30, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of June 30, 2025.

This report is intended solely for the information and use of management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 28, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures – Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Ladenburg Thalmann Asset Management. Inc. -Adviser to Ladenburg Aggressive Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, Ladenburg Income & Growth Fund & Ladenburg Income Fund*

In connection with the regular meeting held on December 18-19, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Ladenburg Thalmann Asset Management, Inc. (“LTAM” or the “Adviser”) and the Trust, with respect to the Ladenburg Aggressive Growth Fund (“Ladenburg Aggressive”), Ladenburg Growth & Income Fund (“Ladenburg Growth & Income”), Ladenburg Growth Fund (“Ladenburg Growth”), Ladenburg Income Fund (“Ladenburg Income”), and Ladenburg Income & Growth (“Ladenburg Income & Growth”) (each a “Fund” and collectively the “Funds”) . In considering the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel and fund counsel throughout the agreement review process. The Trustees relied upon the advice of independent legal counsel and fund counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees observed that LTAM was established in 1982 and managed approximately $6 billion in assets for individuals, foundations, endowments and retirement plans. The Trustees considered the background information of the key investment personnel responsible for the Funds, taking into consideration their education and financial industry experience and noting there had been no recent changes to such personnel. The Trustees noted that LTAM set target allocations for each Fund among equity, fixed income, and alternatives depending on such Fund’s long-term objectives, and rebalanced each Fund’s holdings to meet the target allocation as market conditions changed or subscriptions and redemptions occurred. The Trustees further observed that LTAM managed risk through the application of macroeconomic theory, the diversification of the Fund’s holdings across asset classes, and the selection of investments with low correlation to one another. The Trustees noted that LTAM executed trades through an affiliated broker-dealer, citing cost-effectiveness and access to the affiliated broker-dealer’s research. The Trustees agreed that LTAM had a robust and experienced investment team and access to ample research and technology to support the Funds’ investment process. The Trustees concluded that they expected LTAM to continue providing high quality service to the Funds for the benefit of their respective shareholders.

Performance.

Ladenburg Aggressive. The Trustees observed that the Fund’s returns were below the category and peer group median over the prior one-year, five-year, and since-inception periods but well with the category range for each of such periods. The Trustees further observed that the Fund’s returns were below the category median but above the peer group median for the prior three-year period. The Trustees agreed that the Fund’s performance had been generally competitive with the performance of its competitors over an extended timeframe and concluded that the Fund’s performance was satisfactory.

Ladenburg Growth. The Trustees noted that over the prior one-year period, the Fund’s returns were slightly below the category median and above the peer group median. The Trustees further noted that for the prior three-year period, the Fund’s returns were slightly below the peer group median and equal to the category median, and that the Fund’s returns were above the peer group and category median for the prior five-year period. The Trustees agreed that the Fund’s performance was reasonable.

Ladenburg Growth & Income . The Trustees noted that the Fund’s returns were above the category and peer group median over the prior one-year period. The Trustees further noted that the Fund’s returns were slightly below the category and peer group median over the prior three-year, five-year, and since inception periods. The Trustees agreed that the Fund’s returns were generally comparable to the Fund’s peer group and category and concluded that such returns were satisfactory.

Ladenburg Income. The Trustees observed that, over the prior one-year and three-year periods, the Fund’s returns were above the peer group and category median. The Trustees also observed that the Fund’s returns were below the peer group and category median over the prior five-year period, but well within the peer group and category range. The Trustees noted that on a since-inception basis, the Fund’s returns were below the category median and equal to the peer group median. The Trustees agreed that the Fund’s performance was generally reasonable historically, and stronger over more recent time periods.

Ladenburg Income & Growth. The Trustees observed that over each of the prior one-year and three-year periods, the Funds returns were above the category and peer group median. The Trustees also observed that the Fund’s returns were below the category and peer group median, but well within the peer group range, over the prior five-year and since inception periods. The Trustees agreed that the Fund had delivered reasonable returns over the life of the Fund, and that the Fund’s performance in more recent time periods was strong.

Fees and Expenses.

Ladenburg Aggressive. The Trustees noted that LTAM charged the Fund an annual advisory fee of 0.50%, which was higher than the category average and equal to the peer group average. The Trustees further noted that the Fund’s net expense ratio of 0.85% was above the category average and marginally higher than the peer group average. The Trustees acknowledged that there was an expense limitation agreement in place with respect to the Fund. The Trustees further acknowledged the Adviser’s representation that the average AUM of the Fund’s category was significantly higher than the Fund’s AUM, and that accordingly the category’s average expenses reflected greater economies of scale than those achieved by the Fund. The Trustees agreed that the Fund’s fees and expenses were not unreasonable.

Ladenburg Growth . The Trustees noted that the Adviser charged the Fund an annual advisory fee of 0.50%, which was above the category average and slightly above the peer group average. The Trustees further noted that the Fund’s net expense ratio of 0.82% was above the category and peer group average, but within the range for each of the peer group and the category. The Trustees noted that there was an expense limitation in place with respect to the Fund. The Trustees acknowledged that the average net assets of both the peer group and category were significantly higher than the Fund’s net assets and the Adviser’s representation that the expenses of the peer group and category reflected substantial economies of scale. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Ladenburg Growth & Income. The Trustees observed that LTAM charged the Fund an annual advisory fee of 0.50%, which was above the category median and equal to the peer group median. The Trustees further observed that the Fund had a net expense ratio of 0.75%, which was above the category median and equal to the peer group median. The Trustees noted that the category’s average net assets were significantly higher than the Fund’s net assets and acknowledged that LTAM’s representation that the category’s average expenses reflected significant economies of scale. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Ladenburg Income. The Trustees observed that LTAM charged the Fund an annual advisory fee of 0.50%, which was above the category median and equal to the peer group median. The Trustees also observed that the Fund’s net expense ratio of 0.85% was above the category median and below the peer group median. The Trustees noted that the average net assets of the peer group and the category were significantly higher than the Fund’s net assets and the Adviser’s representation that the average expenses of the category and peer group reflected substantial economies of scale. The Trustees also acknowledged the expense limitation agreement in place with respect to the Fund. The Trustees agreed that the Fund’s advisory fee was not unreasonable.

Ladenburg Income & Growth. The Trustees noted that the Fund was charged an annual advisory fee of 0.50%, which was above the category median and equal to the peer group median. The Trustees also noted that the Fund’s net expense ratio was above the category median and equal to the peer group median. The Trustees noted that the expense limitation agreement in place with regards to the Fund. The Trustees considered that the average net assets of both the category and peer group were substantially higher than the Fund’s net assets and the LTAM’s representation that the category and peer group averages reflected significant economies of scale. The Trustees agreed that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether LTAM had realized economies of scale in its advisement of the Funds. The Trustees acknowledged LTAM’s representation that it had not yet achieved economies of scale with respect to the Ladenburg Funds, observing that there was an expense limitation agreement in place for each of the Ladenburg Funds, and that while LTAM had recouped some advisory fees waived for Ladenburg Growth, LTAM was currently waiving advisory fees for each of the other Ladenburg Funds. The Trustees noted that LTAM considered fixed expenses for the Ladenburg Funds as a conglomerate and had indicated its willingness to consider break points once all the Ladenburg Funds were operating below their respective expense limitations. The Trustees agreed that the absence of breakpoints was acceptable at this time.

Profitability. The Trustees considered whether the advisory relationships between LTAM and each of the Ladenburg Funds was excessively profitable. Upon review of the applicable profitability analyses regarding each advisory relationship, the Trustees observed that LTAM incurred a loss with respect to Ladenburg Income and concluded that excessive profitability for LTAM with respect to Ladenburg Income was not a current concern. The Trustees further observed that LTAM realized a profit from the respective advisory relationship with each other Ladenburg Fund. The Trustees considered such profits with respect to each such Fund in terms of absolute dollars and as a percentage of revenue, acknowledging LTAM’s representation that such profits were reasonable in light of LTAM’s extended record of achieving the respective investment objective of each of the Funds and delivering value to such Fund’s shareholders. The Trustees agreed that the respective advisory relationship between LTAM and each of the Ladenburg Funds was not excessively profitable.

Conclusion. Having requested and received such information from LTAM as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval of the advisory agreement between NLFT and LTAM on behalf of the Ladenburg Funds was in the best interests of each of the Funds and their respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-803-6583 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-803-6583.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
640 5th Avenue, 4th Floor
New York, NY 10019

ADMINISTRATOR
Ultimus Fund Solutions, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Ladenburg-A25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust Name: Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 9/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 9/5/2025

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer/Treasurer
Date: 9/5/2025